Stock-based compensation - Stock option activity (Details) - Stock Options $ / shares in Units, $ in Millions	8 Months Ended	12 Months Ended
	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares
Shares
Granted (in shares) | shares	2,825,752
Outstanding at end period (in shares) | shares	2,825,752	2,825,752
Vested and exercisable (in shares) | shares	125,000	125,000
Weighted Average Exercise Price
Weighted Average Exercise Price Granted (in dollars per share) | $ / shares	$ 10.76
Weighted Average Exercise Price Outstanding at end period (in dollars per share) | $ / shares	10.76	$ 10.76
Weighted Average Exercise Price Vested and Exercisable (in dollars per share) | $ / shares	$ 10.75	$ 10.75
Weighted Average Remaining Contractual Term (Years)
Weighted Average Remaining Contractual Term Outstanding (in Years)	9 years 4 months 24 days
Aggregate Intrinsic Value
Unrecognized equity-based compensation costs | $	$ 8.1	$ 8.1
Cost expected to be recognized over a weighted-average period		3 years 4 months 24 days